Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,714,682,455.25
Previously Paid Amount	0.00
Total Fee Amount	584,177.39
Total Offset Amount	0.00
Net Fee	584,177.39
Narrative - Max Aggregate Offering Price	$ 6,714,682,455.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true